Trade and other receivables (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Allowance for doubtful accounts receivable [Abstract]
Balance at the beginning of the year	₨ 272,471	₨ 209,217
Add : Additional provision, net	479,747	536,290
Less : Bad debts written off	(481,597)	(473,036)
Balance at the end of the year	₨ 270,621	₨ 272,471